SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For six months ended June 30, 2025 and 2024, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2025	2024
Warrants issued to L1 Capital (Note 6)	442,240	442,240
Total	442,240	442,240